Note 12 - Share Capital - Summary of Options Outstanding and Exercisable (Details)	12 Months Ended
	Nov. 30, 2023 $ / shares	Nov. 30, 2022 $ / shares	Nov. 30, 2021 $ / shares
Statement Line Items [Line Items]
Options Outstanding Number of Options Outstanding	14,945,195	14,003,075	12,444,150
Options Outstanding Weighted Average Exercise Price (in CAD per share)	$ 1.6	$ 1.61	$ 1.63
Options Outstanding Weighted Average Remaining Contractual Life (Year)	3 years 3 months 7 days
Options Exercisable Number of Options Exercisable	11,132,570
Options Exercisable Weighted Average Exercise Price (in CAD per share)	$ 1.73
Options Exercisable Weighted Average Remaining Contractual Life (Year)	2 years 9 months 18 days
Share options one [member]
Statement Line Items [Line Items]
Options Outstanding Number of Options Outstanding	2,134,500
Options Outstanding Weighted Average Exercise Price (in CAD per share)	$ 1.05
Options Outstanding Weighted Average Remaining Contractual Life (Year)	8 months 12 days
Options Exercisable Number of Options Exercisable	2,134,500
Options Exercisable Weighted Average Exercise Price (in CAD per share)	$ 1.05
Options Exercisable Weighted Average Remaining Contractual Life (Year)	8 months 12 days
Share options one [member] | Bottom of range [member]
Statement Line Items [Line Items]
Exercise Prices (in CAD per share)	$ 0.78
Share options one [member] | Top of range [member]
Statement Line Items [Line Items]
Exercise Prices (in CAD per share)	$ 1.08
Share options two [member]
Statement Line Items [Line Items]
Options Outstanding Number of Options Outstanding	3,955,000
Options Outstanding Weighted Average Exercise Price (in CAD per share)	$ 1.12
Options Outstanding Weighted Average Remaining Contractual Life (Year)	4 years 9 months 21 days
Options Exercisable Number of Options Exercisable	1,178,750
Options Exercisable Weighted Average Exercise Price (in CAD per share)	$ 1.16
Options Exercisable Weighted Average Remaining Contractual Life (Year)	4 years 6 months 25 days
Share options two [member] | Bottom of range [member]
Statement Line Items [Line Items]
Exercise Prices (in CAD per share)	$ 1.09
Share options two [member] | Top of range [member]
Statement Line Items [Line Items]
Exercise Prices (in CAD per share)	$ 1.59
Share options three [member]
Statement Line Items [Line Items]
Options Outstanding Number of Options Outstanding	4,083,000
Options Outstanding Weighted Average Exercise Price (in CAD per share)	$ 1.6
Options Outstanding Weighted Average Remaining Contractual Life (Year)	3 years 11 months 23 days
Options Exercisable Number of Options Exercisable	3,046,625
Options Exercisable Weighted Average Exercise Price (in CAD per share)	$ 1.6
Options Exercisable Weighted Average Remaining Contractual Life (Year)	3 years 11 months 23 days
Share options three [member] | Bottom of range [member]
Statement Line Items [Line Items]
Exercise Prices (in CAD per share)	$ 1.6
Share options three [member] | Top of range [member]
Statement Line Items [Line Items]
Exercise Prices (in CAD per share)	$ 1.82
Share options four [member]
Statement Line Items [Line Items]
Options Outstanding Number of Options Outstanding	2,657,695
Options Outstanding Weighted Average Exercise Price (in CAD per share)	$ 1.83
Options Outstanding Weighted Average Remaining Contractual Life (Year)	2 years 11 months 12 days
Options Exercisable Number of Options Exercisable	2,657,695
Options Exercisable Weighted Average Exercise Price (in CAD per share)	$ 1.83
Options Exercisable Weighted Average Remaining Contractual Life (Year)	2 years 11 months 12 days
Share options four [member] | Bottom of range [member]
Statement Line Items [Line Items]
Exercise Prices (in CAD per share)	$ 1.83
Share options four [member] | Top of range [member]
Statement Line Items [Line Items]
Exercise Prices (in CAD per share)	$ 2
Share options five [member]
Statement Line Items [Line Items]
Options Outstanding Number of Options Outstanding	2,115,000
Options Outstanding Weighted Average Exercise Price (in CAD per share)	$ 2.77
Options Outstanding Weighted Average Remaining Contractual Life (Year)	2 years 3 days
Options Exercisable Number of Options Exercisable	2,115,000
Options Exercisable Weighted Average Exercise Price (in CAD per share)	$ 2.77
Options Exercisable Weighted Average Remaining Contractual Life (Year)	2 years 3 days
Share options five [member] | Bottom of range [member]
Statement Line Items [Line Items]
Exercise Prices (in CAD per share)	$ 2.01
Share options five [member] | Top of range [member]
Statement Line Items [Line Items]
Exercise Prices (in CAD per share)	$ 3.38